Investments (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of Investments

	June 30, 2025	December 31, 2024
Equity-method investments	$23,407	$17,547
Investment in debt securities - AFS	9,017	11,187
Total Investments	$32,424	$28,734

	Successor	Predecessor
	December 31, 2024	December 31, 2023
Equity-method investments	$17,547	$4,482
Exchange-traded investments at fair value	—	9,685
Investment in debt securities - AFS	11,187	—
Total Investments	$28,734	$14,167